PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of property plant and equipment

	Leasehold improvement	Office equipment	Computer equipment	Total
	HK$’000	HK$’000	HK$’000	HK$’000

COST
At April 1, 2024	3,548	213	588	4,349
Write-offs	(1,048)	(213)	-	(1,261)

At March 31, 2025 and 2026	2,500	-	588	3,088

ACCUMULATED DEPRECIATION
At April 1, 2024	2,784	213	588	3,585
Provided for the year	764	-	-	764
Write-off	(1,048)	(213)	-	(1,261)

At March 31, 2025 and 2026	2,500	-	588	3,088

CARRYING VALUES
At March 31, 2026	-	-	-	-

At March 31, 2025	-	-	-	-

Schedule of estimated residual values

Leasehold improvement	20% - 33.33% [1]
Office equipment	20%
Computer equipment	20%

[1] Leasehold improvement is depreciated over useful life of 5 years (20% per annum) or over the lease term, whichever is shorter.